TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL - Summary of Remuneration of the Directors and Other Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£) individual
Disclosure Of Directors And Key Management Remuneration [Line Items]
Salaries and fees	£ 4,879,413	£ 4,733,761	£ 4,696,699
Performance-related payments	2,871,476	1,002,607	3,701,569
Other fixed remuneration (pension and other allowances & non-cash benefits)	516,442	222,538	906,201
Expenses	0	0	27,715
Total remuneration	8,267,331	5,958,906	9,332,184
Compensation for loss of office	0	0	1,713,256
Short-term employee benefits	21,742,485	18,449,360	22,627,595
Post-employment benefits	868,368	858,437	1,026,848
Total compensation	22,610,853	19,307,797	£ 25,367,699
Number of Directors who received termination payment | individual			2
Number key management persons who receives termination benefit | individual			3
Employer contribution to defined benefit scheme	122,915	0
Director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Compensation for loss of office	0	0	£ 172,856
Key management personnel
Disclosure Of Directors And Key Management Remuneration [Line Items]
Compensation for loss of office	£ 0	£ 0	£ 1,540,400